CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income/(loss)	$ 34,457,538	$ (34,698,251)	$ (5,075,122)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	11,513,216	(10,343,509)	(19,503,275)
Release of translation difference due to disposal of discontinued operation	(64,984,682)	0	0
Other comprehensive loss	(53,471,466)	(10,343,509)	(19,503,275)
Comprehensive loss	(19,013,928)	(45,041,760)	(24,578,397)
Comprehensive loss attributable to ReneSola Ltd	$ (19,013,928)	$ (45,041,760)	$ (24,578,397)